Supplement to the
Fidelity® Enhanced International ETF, Fidelity® Enhanced Large Cap Core ETF, Fidelity® Enhanced Large Cap Growth ETF, Fidelity® Enhanced Large Cap Value ETF, and Fidelity® Enhanced Mid Cap ETF
December 30, 2023
Prospectus

The following information supplements information for Fidelity® Enhanced International ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements information for Fidelity® Enhanced Large Cap Core ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements information for Fidelity® Enhanced Large Cap Growth ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements information for Fidelity® Enhanced Large Cap Value ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements information for Fidelity® Enhanced Mid Cap ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
EIE-PSTK-0224-100 1.9911879.100	February 2, 2024
Supplement to the
Fidelity® Enhanced Small Cap ETF
September 21, 2023
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
George Liu (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
George Liu is Co-Portfolio Manager of the fund, which he has managed since 2023. He also manages other funds. Since joining FMR in 2022, Mr. Liu has worked as a portfolio manager. Prior to joining FMR, Mr. Liu worked at Geode Capital Management LLC (Geode) from 2004 to 2022, most recently as portfolio manager.
It is expected that Mr. Kaufmann will retire effective on or about March 31, 2024.
CPE-PSTK-0224-101 1.9911587.101	February 2, 2024